INVESTMENTS (Details) (USD $)				0 Months Ended				0 Months Ended					1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 05, 2014 Founder [Member] Bio-Tech Medical Software [Member]	Jun. 05, 2014 Founder [Member] MedVend Holdings LLC [Member]	May 12, 2013 Bio-Tech Medical Software [Member] Maximum [Member]	Feb. 08, 2013 Bio-Tech Medical Software [Member] Maximum [Member]	Feb. 27, 2014 Bio-Tech Medical Software [Member]	Feb. 27, 2014 Bio-Tech Medical Software [Member]	Feb. 08, 2013 Bio-Tech Medical Software [Member]	Mar. 12, 2013 MedVend Holdings LLC [Member] Amount Paid Upon Execution of the Contract [Member]	Mar. 12, 2013 MedVend Holdings LLC [Member] Amount Disbursed as an Additional Investment [Member]	May 31, 2013 MedVend Holdings LLC [Member]	Mar. 12, 2013 MedVend Holdings LLC [Member]
INVESTMENTS (Details) [Line Items]
Investment, Authorized Shares Availble for Purchase (in Shares)							833,333
Equity Method Investment, Ownership Percentage						25.00%	25.00%							50.00%
Investment, Purchase Price						$ 1,500,000	$ 1,500,000							$ 4,100,000
Equity Method Investment, Additional Information										The Company advanced $600,000 upon execution of this agreement for the right to purchase with the remaining balance of $900,000 due and payable in installments at various dates by August 25, 2013. On June 26, 2013, the Company notified Bio-Tech that it was canceling the agreements with them.			In May 2013, the three members of MedVend Holdings LLC were named in a lawsuit by that entity’s minority shareholders alleging improper conveyance of the three members’ ownership interest in MedVend Holding LLC to the Company. Accordingly, also in May 2013, Medbox filed suit against MedVend Holdings, LLC and the three members of that entity that were involved in the transaction.
Payments to Acquire Trading Securities Held-for-investment										600,000	300,000	300,000
Licensing Agreement, Term								5 years	5 years
Legal Fees				4,800	4,800
Stock Repurchased During Period, Shares (in Shares)				30,000	30,000
Stock Repurchased During Period, Value				604,800	604,800
Treasury Stock, Value	$ 1,209,600	$ 0	$ 0